Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 31 December 2024 and 31 December 2023, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	31 December 2024	31 December 2023

Income tax and social contribution	10 525	13 141
Value-added and excise taxes	4 544	5 528
Other taxes	622	953
	15 691	19 622